Reconciliation of profit for the year to cash flow from operations	12 Months Ended
Feb. 15, 2018
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Reconciliation of profit for the year to cash flow from operations

24. Reconciliation of profit for the year to cash flow from operations

For the year ended 31 December 2017	Note	2017 $m	2016 $m	2015 $m
Profit for the year		593	417	1,224
Adjustments for:
Net financial expenses		85	87	87
Income tax charge	7	85	174	188
Depreciation and amortisation		103	96	96
Impairment	5	18	16	36
Other exceptional items	5	(22)	13	(855)
Equity-settled share-based cost	26	21	17	19
Dividends from associates and joint ventures	14	4	5	5
(Increase)/decrease in trade and other receivables		(71)	(24)	3
Net change in loyalty programme liability and System Fund surplus		8	65	42
System Fund depreciation and amortisation		36	31	21
Increase/(decrease) in other trade and other payables		44	102	(13)
Utilisation of provisions, net of insurance recovery	19	—	(4)	—
Retirement benefit contributions, net of costs		(1)	(32)	(4)
Cash flows relating to exceptional items		(44)	(19)	(45)
Other items		(3)	9	6
Total adjustments		263	536	(414)
Cash flow from operations		856	953	810